Lease liabilities - Maturity analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	$ 5,307
Less than one year
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	715
Year 2
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	671
Year 3
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	609
Year 4
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	609
Year 5
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	609
More than 5 years
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	$ 2,094